Note 9 - Related Party Transactions	9 Months Ended
Sep. 30, 2019
Notes
Note 9 - Related Party Transactions

Note 9 – Related Party Transactions

The Company engages from time to time in transactions with related parties. The Company has an outstanding loan to a real estate development partnership of which one of the Company’s beneficial owners is a partner. Balance on the commercial loan (including principal and accrued interest) was $1,630,018 at September 30, 2019. The Company also has a loan for premium payments to a trust of an executive officer’s irrevocable life insurance policy. The principal balance on this loan at September 30, 2019 was $417,614. Please refer to the disclosure contained in Note 11 “Related Party Transactions” in the Notes to Consolidated Financial Statements in the Company’s Annual Report on Form 10-K as of and for the year ended December 31, 2018 for additional information on related party transactions.